Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Product revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 28,000
License revenues	0	20,000	0	27,000	27,000	33,000
TOTAL NET REVENUE	0	20,000	0	27,000	27,000	61,000
Cost of Product Revenue	0	0	0	0	0	57,000
Gross profit	0	20,000	0	27,000	27,000	4,000
Operating Expenses:
Research and development	250,000	0	475,000	250,000	1,000,000	0
Selling, general and administrative	1,871,000	1,451,000	5,547,000	3,019,000	7,954,000	2,400,000
Total operating expenses	2,121,000	1,451,000	6,022,000	3,269,000	8,954,000	2,400,000
Loss from Operations	(2,121,000)	(1,431,000)	(6,022,000)	(3,242,000)	(8,927,000)	(2,396,000)
Other income (expense)
Change in value of warrant and derivative liabilities	5,263,000	29,140,000	36,759,000	17,874,000	(6,760,000)	(15,963,000)
Interest expense/income	(1,599,000)	(849,000)	(3,245,000)	(8,288,000)	(17,039,000)	(5,146,000)
Total Other Income (Expense)	3,664,000	28,291,000	33,514,000	9,586,000	(23,799,000)	(21,109,000)
Income (Loss) before minority interest and provision for income taxes	1,543,000	26,860,000	27,492,000	6,344,000	(32,726,000)	(23,505,000)
Plus: net (income) loss attributable to the noncontrolling interests	0	0	0	0	0	16,000
Income (Loss) before provision for income taxes	1,543,000	26,860,000	27,492,000	6,344,000	(32,726,000)	(23,489,000)
Provision for income taxes	0	0	0	0	0	0
Net income (loss)	$ 1,543,000	$ 26,860,000	$ 27,492,000	$ 6,344,000	$ (32,726,000)	$ (23,489,000)
Income/(loss) per share - Basic	$ 0.07	$ 11.21	$ 1.35	$ 2.66
Income/(loss) per share - Diluted	$ 0.06	$ 5.47	$ 1.22	$ 1.29
Loss Per Share - basic and diluted					$ (13.67)	$ (0.04)
Weighted Average Common Shares Outstanding - Basic	23,335,603	2,396,381	20,375,396	2,389,080
Weighted Average Common Shares Outstanding - Diluted	25,407,055	4,907,238	22,446,848	4,899,898
Weighted Average Shares Outstanding - Basic and diluted					2,394,540	2,327,873